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		             UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   Dec. 31, 2012
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                 ----

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Hikari Tsushin, Inc
             -------------------------------------------------
Address:         Hikari West Gate BLDG., 7F
	     -------------------------------------------------
	         1-4-10, Nishi-Ikebukuro, Toshima-ku,
             -------------------------------------------------
                 Tokyo, 171-0021 JAPAN
             -------------------------------------------------


13F File Number:  28-12648
                  ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:              Naoko Yada
             -------------------------------------------------
Title:             Manager, Corporate Research
             -------------------------------------------------
Phone:            +81 (3) 5951-7463
             -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Naoko  Yada                   Tokyo, Japan            Jan 30, 2013
-----------------------            ----------            ----------------
 [Signature]                     [City, Country]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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     FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           None
                                                  --------------------------

Form 13F Information Table Entry Total:                       30
                                                  --------------------------

Form 13F Information Table Value Total:                    $ 369,463
                                                   -------------------------
                                                          (thousands)



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                           FORM 13F INFORMATION TABLE



 COLUMN 1               COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------------------------------------------------------------------------------------

                                                  VALUE     SHRS OR  SH/PUT   INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP      (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------
3M CO.                   COMMON    88579Y 10 1       539      5,800             SOLE               5,800
---------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES      COMMON    002824 10 0     3,789    120,900             SOLE             120,900
---------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO.     COMMON    025816 10 9       546      9,500             SOLE               9,500
---------------------------------------------------------------------------------------------------------------------
APPLE INC.               COMMON    037833 10 0     4,837      9,090             SOLE               9,090
---------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
 PROCESSING,INC.         COMMON    053015 10 3       609     10,700             SOLE              10,700
---------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY,INC.  COMMON    084670 10 8   118,911        887             SOLE                 887
---------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS,INC.       COMMON    17275R 10 2     4,608    234,500             SOLE             234,500
---------------------------------------------------------------------------------------------------------------------
COCA COLA CO.            COMMON    191216 10 0    36,720  1,012,960             SOLE           1,012,960
---------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS           COMMON    20825C 10 4     5,039     86,900             SOLE              86,900
---------------------------------------------------------------------------------------------------------------------
COSTCO WHOLESALES CORP.  COMMON    22160K 10 5       148      1,500             SOLE               1,500
---------------------------------------------------------------------------------------------------------------------
DAVITA HEALTHTCARE
 PARTNERS INC.           COMMON    23918K 10 8     5,001     45,250             SOLE              45,250
---------------------------------------------------------------------------------------------------------------------
ECOLAB INC.              COMMON    278865 10 0     1,208     16,796             SOLE              16,796
---------------------------------------------------------------------------------------------------------------------
FACEBOOK, INC.           COMMON    30303M 10 2     5,635    211,700             SOLE             211,700
---------------------------------------------------------------------------------------------------------------------
GOOGLE INC.              COMMON    38259P 50 8    18,321     25,900             SOLE              25,900
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
  MACHINES CORP.         COMMON    459200 10 1    30,577    159,630             SOLE             159,630
---------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON        COMMON    478160 10 4    10,840    154,640             SOLE             154,640
---------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO.     COMMON    46625H 10 0     4,303     97,871             SOLE              97,871
---------------------------------------------------------------------------------------------------------------------
KRAFT FOODS GROOP,INC.   COMMON    50076Q 10 6     5,000    109,972             SOLE             109,972
---------------------------------------------------------------------------------------------------------------------
MEDTRONIC,INC.           COMMON    585055 10 6     6,411    156,300             SOLE             156,300
---------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP.          COMMON    594918 10 4    13,755    515,000             SOLE             515,000
---------------------------------------------------------------------------------------------------------------------
MONDELEZ
 INTERNATIONAL,INC.      COMMON    609207 10 5     3,500    137,518             SOLE             137,518
---------------------------------------------------------------------------------------------------------------------
NOVO NORDISK A/S         COMMON    670100 20 5     1,094      6,700             SOLE               6,700
---------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO.     COMMON    742718 10 9     7,870    115,920             SOLE             115,920
---------------------------------------------------------------------------------------------------------------------
QUALCOMM INC.            COMMON    747525 10 3     6,823    110,300             SOLE             110,300
---------------------------------------------------------------------------------------------------------------------
REPUBLIC SERVICES,INC.   COMMON    760759 10 0       974     33,200             SOLE              33,200
---------------------------------------------------------------------------------------------------------------------
SANOFI-AVENTIS SA        COMMON    80105N 10 5    12,035    254,000             SOLE             254,000
---------------------------------------------------------------------------------------------------------------------
U.S.BANCORP              COMMON    902973 30 4       894     28,000             SOLE              28,000
---------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES
CORP.                    COMMON    913017 10 9       394      4,800             SOLE               4,800
---------------------------------------------------------------------------------------------------------------------
WAL MART STORES,INC.     COMMON    931142 10 3    16,287    238,700             SOLE             238,700
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO.        COMMON    949746 10 1    42,795  1,252,060             SOLE           1,252,060
---------------------------------------------------------------------------------------------------------------------

                                         TOTAL:  369,463
